Business, Basis of Presentation and Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Aug. 04, 2017	Jun. 30, 2017	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of segments | Segment	3
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Derivative assets	$ 2,254				$ 3,622
Derivative liabilities	3,129				3,883
Accrued investment income relating to variable interest entities	601				693
Premiums and Other Receivables, Net	13,525				14,647
Payables For Collateral Under Securities Loaned And Other Transactions	4,169				$ 7,390
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	0
Unrealized gains related to equity securities
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	19
CME update impact [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Derivative assets				$ 206
Derivative liabilities				927
Accrued investment income relating to variable interest entities				30
Premiums and Other Receivables, Net				765
Payables For Collateral Under Securities Loaned And Other Transactions				$ 74
Parent shareholders' percentage [Member] | Spinoff
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock Distribution by Parent		80.80%	80.80%
Parent percentage | Spinoff
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock Retained by Parent		19.20%
Minimum | Spinoff
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Common Stock Distribution by Parent			80.10%
Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	301
Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income | Joint ventures, previously accounted for under the cost method, from cost to fair value
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets	$ 9
Value Of Distribution Agreements And Value Of Customer Relationships Acquired Intangible Asset [Member] | Minimum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finite-Lived Intangible Asset, Useful Life	10 years
Value Of Distribution Agreements And Value Of Customer Relationships Acquired Intangible Asset [Member] | Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Finite-Lived Intangible Asset, Useful Life	40 years